Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

23Share-based payments

EMI Scheme

The movements in the number of EMI share options during the year were as follows:

	2022	2021
	Number	Number
Outstanding, start of period	19,670	16,817
Granted during the period	—	3,147
Grant arising due to scheme modification	23,213,933	—
Forfeited during the period	(1,576,948)	(294)
Exercised during the period	(645,571)	—
Outstanding, end of period	21,011,084	19,670

The EMI share options were all granted prior to December 31, 2021, after which no new grants were made.

The movements in the weighted average exercise price of share options during the year were as follows:

	2022	2021
	£	£
Outstanding, start of period	308.06	143.28
Granted during the period	—	1,178.94
Granted due to scheme modification	0.23	—
Forfeited during the period	0.83	204.00
Outstanding, end of period	0.19	308.06

23Share-based payments (continued)

The exercise price of share options granted during the period is based upon the modification of the scheme to reflect the revised capital structure of the Company.

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2022	2021
Weighted average exercise price (£)	0.19	308.06
Number of share options outstanding	21,011,084	19,670
Expected weighted average remaining vesting period (years)	2.14	1.12

The number of options which were exercisable at December 31, 2022 was 11,317,247 (2021: 7,715) with exercise prices ranging from £0.04 to £1.20. The increase in the number of options exercisable was due to the modification of the scheme during the period.

The weighted average fair value per option of options granted during the period at measurement date was £0.52 (2021: £31.97).

The option pricing model used was Black Scholes and the main inputs are set out in the table below:

	December 31,	December 31,
	2022	2021
Average share price at date of grant (£)	5.07	492.42
Expected volatility (%)	50.00	50.00
Vesting period in years	2.75	4
Risk-free interest rate (%)	1.25	0.28

Given the lack of share price history, volatility has been estimated with reference to other industry competitors, on a listed stock market, with a premium attached for various uncertainties

The total expense recognised by the company during the year in respect of the EMI scheme was £7,858 thousand (2021: 156 thousand).

2021 Incentive Plan

On 1 October 2022, employees in the Company had been granted share options in relation to shares issued by the Company. Under the scheme, the participants are granted options which only vest if the employee remains in employment with the company at the vesting date. Options are vested after the first anniversary of the grant date with 6.25% vest quarterly until the options are fully vested. The options expire at the end of the day before the tenth anniversary of the grant date. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date ($9.36). The following inputs were used:

	December 31,	December 31,
	2022	2021
Average share price at date of grant (£)	7.77	—
Expected volatility (%)	84.30%	—
Dividend yield	—	—
Risk-free interest rate (%)	4.09%	—

Expected volatility was determined by the historical volatility of the Company since the business combination.

The total expense recognised by the company during the year in respect of the 2021 Incentive Plan is £14,248 thousand (2021: Nil).

23Share-based payments (continued)

The movements in the number of employee share options during the year were as follows:

	2022	2021
	Number	Number
Outstanding, start of period	—	—
Granted during the period	5,012,495	—
Forfeited during the period	(656,826)	—
Outstanding, end of period	4,355,669	—

The number of options outstanding as at the end of the period costs of 3,411,660 nil cost options and 944,009 Company Share Option Plan (CSOP) options.

The movements in the weighted average exercise price of CSOP options during the year were as follows:

	2022	2021
	£	£
Outstanding, start of period	—	—
Granted during the period	6.63	—
Forfeited during the period	6.63	—
Outstanding, end of period	6.63	—

Details of share options outstanding at the end of the year were as follows:

	31 December	31 December
	2022	2021
Weighted average exercise price (£)	6.63	—
Number of share options outstanding	4,355,669	—
Expected weighted average remaining vesting period (years)	3.2	—

The exercise price shown above relates to CSOP options only as nil cost options have a zero exercise price.

The expected average remaining vesting period for nil cost options has been determined as 2.78 years and for CSOP options has been determined as 3.62 years.